Net finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Analysis of income and expense [abstract]
Interest on long-term debt	$ 80,907	$ 48,002
Interest on lease liabilities	30,461	29,234
Net interest on net defined benefit obligations or assets	7,653	7,563
Other finance costs	9,556	6,135
Finance costs	128,577	90,934
Finance income	(44,885)	(63,045)
Net finance costs	$ 83,692	$ 27,889